Description of the Plan - Contribution (Details) - EBP 010	12 Months Ended
Dec. 31, 2025
Under Age 40
Description of the Plan
Contribution rate (as percent)	3.50%
Age 40 through 49
Description of the Plan
Contribution rate (as percent)	4.50%
Age 50+
Description of the Plan
Contribution rate (as percent)	5.50%